Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,407	$ 1,407	$ 1,407